EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY (Tables)	6 Months Ended
Jun. 30, 2022
Interests in other entities [Abstract]
Schedules of equity accounting method investments

	Kibali	Jabal Sayid	Zaldívar	Other	Total
At January 1, 2021	$3,279	$369	$967	$55	$4,670
Equity pick-up from equity investees	219	159	68	—	446
Dividends received from equity investees	(231)	(146)	(142)	(1)	(520)
Shareholder loan repayment	—	—	—	(2)	(2)
At December 31, 2021	$3,267	$382	$893	$52	$4,594
Equity pick-up from equity investees	66	73	49	—	188
Dividends received from equity investees	(549)	(70)	(50)	—	(669)
At June 30, 2022	$2,784	$385	$892	$52	$4,113